Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Loans receivable, allowance for loan losses (in Dollars)	$ 6,588,597	$ 7,801,600
Preferred stock, par value (in Dollars per share)		$ 0.01
Preferred stock, authorized		2,000,000
Preferred stock, issued		12,000
Preferred stock, outstanding		12,000
Common stock, par value (in Dollars per share)	$ 0.10	$ 0.10
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,823,203	6,783,603
Income taxes (in Dollars)	$ 263,358	$ 1,471,923
Treasury stock, shares	2,492,552	4,051,248